Note 7 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Computed (expected tax rate)	31.50%	35.00%	35.00%
State income taxes (net of federal tax benefit)	3.10%	3.90%	2.70%
State tax credits	2.40%	(2.00%)	(0.90%)
Federal credits	3.10%	(1.30%)	(0.30%)
Manufacturer’s deduction		(1.30%)	(3.70%)
(Reversal of) addition to uncertain tax positions	(0.80%)	0.20%	0.20%
Difference between statutory and actual rate	(10.50%)	(0.40%)
Other permanent differences not deductible	1.60%	1.80%	(0.20%)
Change in valuation allowance	(9.70%)	0.10%	0.10%
Tax rate change	8.80%
Other	2.40%	2.00%	(0.30%)
Effective income tax rate	31.90%	38.00%	32.60%